Employee benefits - Net defined benefit obligations - Funded status (Details) - Present value of defined benefit obligation [member] - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	€ 3,837	€ 3,727	€ 4,009	€ 4,009
IFRS Funded Plan [Member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	507	523	559
IFRS Unfunded Plan [Member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	3,330	3,204	€ 3,450
Annuity-based defined benefit plans [member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	502	518
Annuity-based defined benefit plans [member] | IFRS Funded Plan [Member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	502
Capital-based defined benefit plans [member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	833	826
Capital-based defined benefit plans [member] | IFRS Funded Plan [Member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	5
Capital-based defined benefit plans [member] | IFRS Unfunded Plan [Member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	828
Other post-employment benefits [member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	68	70
Other post-employment benefits [member] | IFRS Unfunded Plan [Member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	68
French part-time for seniors plans [member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	1,784	1,644
French part-time for seniors plans [member] | IFRS Unfunded Plan [Member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	1,784
Other long-term benefits [member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	650	€ 669
Other long-term benefits [member] | IFRS Unfunded Plan [Member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	€ 650